Selling, general and administrative expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Selling, general and administrative expenses
Taxes	[1]	$ (45,250)	$ (24,756)	$ (18,885)
Services and fees		(44,836)	(30,897)	(28,291)
Salaries and social security contributions		(32,310)	(21,172)	(20,386)
Amortization and depreciation		(7,337)	(8,376)	(9,480)
Office expenses	[2]	(3,685)	(1,475)	(1,222)
Insurance		(2,359)	(2,145)	(2,026)
Maintenance expenses		(1,892)	(908)	(1,150)
Advertising		(1,652)	(912)	(1,564)
Bad debts recovery		18,203	8,311	2,918
Bad debts		(13,443)	(14,727)	(16,400)
Other		(6,794)	(5,005)	(5,290)
Selling, general and administrative expenses		(141,355)	(102,062)	(101,775)
Depreciation of leases		$ 901	$ 969	$ 673

[1]	Mainly included taxes over bank transactions and tax on revenue.
[2]	Includes depreciation of leases of USD 901 for the year ended December 31, 2022 (USD 969 and 673 for the year ended December 31, 2021 and 2020 respectively).